January 19, 2005

Via Electronic Transmission
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Gentlemen:

Attached is the preliminary filing on Form 14A (PRE 14A) of the Notice of Meeting, Proxy Statement and form of proxy of Wm. Wrigley Jr. Company to be sent to all stockholders in connection with the Annual Meeting of Stockholders to be held on March 8, 2005.

We are planning to file definitive proxy materials and to mail to shareholders, along with the 2005 Annual Report, on or about February 8, 2005.

The matters to be presented to the Meeting are:

•	Election of three Class III Directors

•	A proposed amendment to the Company's Second Restated Certificate of Incorporation to increase the number of authorized shares of both classes of outstanding stock. No other amendments are proposed

•	Ratification of appointment of auditors

•	Consideration of a stockholder proposal to amend the Company's form of proxy

Final figures are not yet available for the materials covering stock ownership and remuneration.

Sincerely,
WM. WRIGLEY JR. COMPANY

Mark Monroe
Assistant Secretary